Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to the Compensation Discussion and Analysis section in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100
					Investment Based on:
			Average
	Summary		Summary	Average
	Compensation	Compensation	Compensation	Compensation	Total	Peer Group Total
	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Shareholder	Shareholder
	PEO	PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	Net Income	Adjusted EBITDA
Year	($)	($)(1)(2)	($)	($)(1)(2)	($)	($)(2)	($Thousands)	($Thousands)(3)
2025	$7,062,230	$6,674,263	$1,127,043	$1,142,535	$40.08	$203.54	$8,575	$46,142
2024	$5,388,760	$2,833,112	$1,150,376	$745,479	$35.51	$143.36	$5,851	$33,386
2023	$3,546,515	$(1,525,485)	$638,607	$(1,369,060)	$71.56	$125.31	$(5,563)	$12,278
2022	$1,346,568	$(2,949,432)	$914,150	$(786,351)	$91.43	$117.37	$43,861	$87,436
(1)	Amounts represent Compensation Actually Paid to our principal executive officer (“PEO”) and the average Compensation Actually Paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Nicolas Finazzo	Gary Jones; Martin Garmendia; Craig Wright; Ben Tschirhart
2024	Nicolas Finazzo	Gary Jones; Martin Garmendia; James Fry; Iso Nezaj
2023	Nicolas Finazzo	Robert Nichols; Martin Garmendia
2022	Nicolas Finazzo	Robert Nichols; Gary Jones

(2)	Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2023		2024		2025
		Average non-PEO		Average non-PEO		Average non-PEO		Average non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$—	$—	$—	$—	$(4,323,601)	$(603,140)	$(5,999,999)	$(538,503)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	$—	$—	$—	$—	$1,767,953	$233,269	$5,060,060	$486,309
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—	$—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	$(2,432,000)	$(962,667)	$—	$—	$—	$(14,037)	$679,513	$83,480
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	$(1,864,000)	$(737,833)	$(5,072,000)	$(2,007,667)	$—	$(3,034)	$(134,160)	$(14,794)
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	$—	$—	$—	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	$—	$—	$—	$—	$—	$—	$—	$—
TOTAL ADJUSTMENTS	$(4,296,000)	$(1,700,500)	$(5,072,000)	$(2,007,667)	$(2,555,648)	$(386,942)	$(394,586)	$16,492

(3)The Company Total Shareholder Return (“TSR”) and the Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Comparator Index for the relevant fiscal years is the S&P 500 Aerospace & Defense Index.
(4)We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link CAP to our named executive officers to Company performance. Adjusted EBITDA is a non-GAAP measure and is defined as net income (loss) after giving effect to interest expense, depreciation and amortization, income tax expense (benefit), and other non-recurring or unusual items.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100
					Investment Based on:
			Average
	Summary		Summary	Average
	Compensation	Compensation	Compensation	Compensation	Total	Peer Group Total
	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Shareholder	Shareholder
	PEO	PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	Net Income	Adjusted EBITDA
Year	($)	($)(1)(2)	($)	($)(1)(2)	($)	($)(2)	($Thousands)	($Thousands)(3)
2025	$7,062,230	$6,674,263	$1,127,043	$1,142,535	$40.08	$203.54	$8,575	$46,142
2024	$5,388,760	$2,833,112	$1,150,376	$745,479	$35.51	$143.36	$5,851	$33,386
2023	$3,546,515	$(1,525,485)	$638,607	$(1,369,060)	$71.56	$125.31	$(5,563)	$12,278
2022	$1,346,568	$(2,949,432)	$914,150	$(786,351)	$91.43	$117.37	$43,861	$87,436
(1)	Amounts represent Compensation Actually Paid to our principal executive officer (“PEO”) and the average Compensation Actually Paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Nicolas Finazzo	Gary Jones; Martin Garmendia; Craig Wright; Ben Tschirhart
2024	Nicolas Finazzo	Gary Jones; Martin Garmendia; James Fry; Iso Nezaj
2023	Nicolas Finazzo	Robert Nichols; Martin Garmendia
2022	Nicolas Finazzo	Robert Nichols; Gary Jones

Peer Group Issuers, Footnote

	2022		2023		2024		2025
		Average non-PEO		Average non-PEO		Average non-PEO		Average non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$—	$—	$—	$—	$(4,323,601)	$(603,140)	$(5,999,999)	$(538,503)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	$—	$—	$—	$—	$1,767,953	$233,269	$5,060,060	$486,309
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—	$—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	$(2,432,000)	$(962,667)	$—	$—	$—	$(14,037)	$679,513	$83,480
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	$(1,864,000)	$(737,833)	$(5,072,000)	$(2,007,667)	$—	$(3,034)	$(134,160)	$(14,794)
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	$—	$—	$—	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	$—	$—	$—	$—	$—	$—	$—	$—
TOTAL ADJUSTMENTS	$(4,296,000)	$(1,700,500)	$(5,072,000)	$(2,007,667)	$(2,555,648)	$(386,942)	$(394,586)	$16,492

PEO Total Compensation Amount	$ 7,062,230	$ 5,388,760	$ 3,546,515	$ 1,346,568
PEO Actually Paid Compensation Amount	$ 6,674,263	2,833,112	(1,525,485)	(2,949,432)
Adjustment To PEO Compensation, Footnote
(2)	Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2023		2024		2025
		Average non-PEO		Average non-PEO		Average non-PEO		Average non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$—	$—	$—	$—	$(4,323,601)	$(603,140)	$(5,999,999)	$(538,503)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	$—	$—	$—	$—	$1,767,953	$233,269	$5,060,060	$486,309
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—	$—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	$(2,432,000)	$(962,667)	$—	$—	$—	$(14,037)	$679,513	$83,480
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	$(1,864,000)	$(737,833)	$(5,072,000)	$(2,007,667)	$—	$(3,034)	$(134,160)	$(14,794)
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	$—	$—	$—	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	$—	$—	$—	$—	$—	$—	$—	$—
TOTAL ADJUSTMENTS	$(4,296,000)	$(1,700,500)	$(5,072,000)	$(2,007,667)	$(2,555,648)	$(386,942)	$(394,586)	$16,492

Non-PEO NEO Average Total Compensation Amount	$ 1,127,043	1,150,376	638,607	914,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,142,535	745,479	(1,369,060)	(786,351)
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2023		2024		2025
		Average non-PEO		Average non-PEO		Average non-PEO		Average non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$—	$—	$—	$—	$(4,323,601)	$(603,140)	$(5,999,999)	$(538,503)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	$—	$—	$—	$—	$1,767,953	$233,269	$5,060,060	$486,309
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—	$—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	$(2,432,000)	$(962,667)	$—	$—	$—	$(14,037)	$679,513	$83,480
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	$(1,864,000)	$(737,833)	$(5,072,000)	$(2,007,667)	$—	$(3,034)	$(134,160)	$(14,794)
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	$—	$—	$—	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date	$—	$—	$—	$—	$—	$—	$—	$—
TOTAL ADJUSTMENTS	$(4,296,000)	$(1,700,500)	$(5,072,000)	$(2,007,667)	$(2,555,648)	$(386,942)	$(394,586)	$16,492

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

●	Adjusted EBITDA
●	Revenue

Total Shareholder Return Amount	$ 40.08	35.51	71.56	91.43
Peer Group Total Shareholder Return Amount	203.54	143.36	125.31	117.37
Net Income (Loss)	$ 8,575,000	$ 5,851,000	$ (5,563,000)	$ 43,861,000
Company Selected Measure Amount	46,142,000	33,386,000	12,278,000	87,436,000
PEO Name	Nicolas Finazzo
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link CAP to our named executive officers to Company performance. Adjusted EBITDA is a non-GAAP measure and is defined as net income (loss) after giving effect to interest expense, depreciation and amortization, income tax expense (benefit), and other non-recurring or unusual items.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (394,586)	$ (2,555,648)	$ (5,072,000)	$ (4,296,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,999,999)	(4,323,601)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,060,060	1,767,953
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	679,513			(2,432,000)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,160)		(5,072,000)	(1,864,000)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,492	(386,942)	(2,007,667)	(1,700,500)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(538,503)	(603,140)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	486,309	233,269
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,480	(14,037)		(962,667)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,794)	$ (3,034)	$ (2,007,667)	$ (737,833)